Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2021
Revenue Recognition [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenues by the source of revenue stream for the three and six months ended June 30, 2020 and 2021:

	Three months ended June 30, (in thousands)		Six months ended June 30, (in thousands)
	2020	2021	2020	2021

Operating revenues:
Time charters	$43,146	$41,903	$93,841	$84,582
Time charters from Luna Pool collaborative arrangement	—	930	—	1,279
Voyage charters	36,723	38,250	67,285	76,079
Voyage charters from Luna Pool collaborative arrangement	2,596	4,616	2,596	9,507

Total operating revenues	$82,465	$85,699	$163,722	$171,447

Summary of Committed Time Charter Income for Future Periods	The estimated undiscounted cash flows for committed time charter revenues expected to be received on an annual basis for ongoing time charters, as of each June 30, is as follows:

(in thousands)
Within 1 year:	$143,372
2 years:	$53,346
3 years:	$32,649
4 years:	$21,480
5 years:	$21,480
More than 5 years:	$16,152